UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 12, 2003


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $8,661,026 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   672011 11646643 SH       SOLE                        0  6371086  5275557
ANHEUSER BUSCH COS INC         COMMON           035229103   555418 11256944 SH       SOLE                        0  6022244  5234700
AUTOMATIC DATA PROCESSIN       COMMON           053015103   431308 12030900 SH       SOLE                        0  6580100  5450800
DISNEY WALT CO                 COM DISNEY       254687106   299595 14853474 SH       SOLE                        0  8196754  6656720
FEDERAL NATL MTG ASSN          COMMON           313586109   627270  8935477 SH       SOLE                        0  4919973  4015504
GANNETT INC                    COMMON           364730101   816661 10529414 SH       SOLE                        0  5812314  4717100
GENERAL ELEC CO                COMMON           369604103   546332 18327141 SH       SOLE                        0 10058708  8268433
GOLDMAN SACHS GROUP INC        COMMON           38141G104   377872  4503840 SH       SOLE                        0  2466500  2037340
HEINZ H J CO                   COMMON           423074103    28007   817000 SH       SOLE                        0   725650    91350
INTERNATIONAL BUSINESS M       COMMON           459200101   492804  5579123 SH       SOLE                        0  3130058  2449065
JOHNSON & JOHNSON              COMMON           478160104   389168  7858800 SH       SOLE                        0  4179600  3679200
PEPSICO INC                    COMMON           713448108   575553 12558426 SH       SOLE                        0  6878026  5680400
PFIZER INC                     COMMON           717081103   527755 17371775 SH       SOLE                        0  9520900  7850875
PROCTER & GAMBLE CO            COMMON           742718109   604587  6513546 SH       SOLE                        0  3552646  2960900
WAL MART STORES INC            COMMON           931142103   781721 13996800 SH       SOLE                        0  7552000  6444800
WELLS FARGO & CO NEW           COMMON           949746101   866474 16824732 SH       SOLE                        0  9211632  7613100
WYETH                          COMMON           983024100    68490  1485685 SH       SOLE                        0   869860   615825